Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000242227
Shareholder Report [Line Items]
Fund Name	LGIM America Commodity Strategy Fund
Class Name	Institutional Class Shares
Trading Symbol	LCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LGIM America Commodity Strategy Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lgima.com/funds/commodity-strategy-fund. You can also request this information by contacting us at 833-44-LGIMA.
Additional Information Phone Number	833-44-LGIMA
Additional Information Website	https://www.lgima.com/funds/commodity-strategy-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGIM America Commodity Strategy Fund, Institutional Class Shares	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the period October 31, 2023, through October 31, 2024, the Fund returned +9.43%, in-line with the returns of the various underlying component benchmarks.

Commodities, specifically with the overweight in gold, contributed to most of the positive performance. Precious metals were up over +31% across the previous 12 months primarily due to its role as a safe haven asset amid global economic uncertainties and geopolitical tensions. Central bank buying also contributed to solid gold demand. Industrial metals gained over 7%, while energy experienced heightened volatility, with Brent crude oil peaking at $91 and dropping to as low as $69/barrel. OPEC’s decision to delay the re-introduction of its self-imposed supply cuts helped to maintain a pricing floor. Optimal rainfall and temperatures pushed agricultural commodity prices down; however, the increased crop production benefited livestock commodities by lowering feed costs. Moderate inflation during the first half of the year contributed to the US TIPS component performing well at +8%.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LGIM America Commodity Strategy Fund, Institutional Class Shares - $10518	S&P 500 Index (TR)* - $13257	Bloomberg Commodity Index (TR) (USD) - $10175	80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index - $10183
Jun/23	$10000	$10000	$10000	$10000
Oct/23	$9612	$9606	$10296	$10014
Oct/24	$10518	$13257	$10175	$10183

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
LGIM America Commodity Strategy Fund, Institutional Class Shares	9.43%	3.76%
S&P 500 Index (TR)*	38.02%	22.91%
Bloomberg Commodity Index (TR) (USD)	-1.18%	1.28%
80/20 BBG Roll Select Commodity Index / BBG Gold Sub-Index	1.69%	1.33%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 111,605,225
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$111,605,225	51	$-	52%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Exchange Traded Fund	0.3%
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.750%	01/15/34	3.8%
U.S. Treasury Inflation Indexed Bonds	1.125%	01/15/33	3.5%
U.S. Treasury Inflation Indexed Bonds	0.625%	07/15/32	3.5%
U.S. Treasury Inflation Indexed Bonds	1.375%	07/15/33	3.5%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	3.5%
U.S. Treasury Inflation Indexed Bonds	2.375%	10/15/28	3.4%
U.S. Treasury Inflation Indexed Bonds	0.125%	01/15/32	3.3%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/27	3.2%
U.S. Treasury Inflation Indexed Bonds	1.250%	04/15/28	3.1%
U.S. Treasury Inflation Indexed Bonds	0.125%	04/15/27	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-44-LGIMA
Updated Prospectus Web Address	https://www.lgima.com/funds/commodity-strategy-fund